Issued Capital and Reserves	12 Months Ended
Mar. 31, 2026
Issued Capital and Reserves, Disclosure [Abstract]
Issued Capital and Reserves

28. Issued Capital and Reserves

(1)
Authorized Shares and Issued Capital

The movement of authorized shares and shares issued is as follows:

(In thousands of shares)
	Number of authorized shares	Number of shares issued (3)(4)
Common shares (1)(2)
April 1, 2023	1,600,000	550,000
Increase during the year	—	—
Decrease during the year	—	—
March 31, 2024	1,600,000	550,000
Increase during the year	—	—
Decrease during the year	—	—
March 31, 2025	1,600,000	550,000
Increase during the year (3)	—	126,956
Decrease during the year	—	—
March 31, 2026 (4)	1,600,000	676,956

	Number of authorized shares	Number of shares issued
Class A preferred shares (5)
April 1, 2023	400,000	—
Increase during the year	—	—
Decrease during the year (6)	(400,000)	—
March 31, 2024	—	—
Increase during the year	—	—
Decrease during the year	—	—
March 31, 2025	—	—
Increase during the year	—	—
Decrease during the year	—	—
March 31, 2026	—	—

(1)
Holders of common shares are entitled to receive dividends. Each common share carries one vote at general meetings of shareholders. All shares issued by the Group have no par value and the Group holds no Treasury Shares of the Company. Common shares are reserved for issue under outstanding share options. Refer to Note 35, Share-based Payments for details of the number of common shares and the relevant terms.
(2)
The Company conducted a share split, which became effective on November 15, 2025. Under the share split, the Company's common shares were split at a ratio of 200 shares for one share. The number of shares presented above are retrospectively adjusted in respect of the share split.
(3)
In April 2025, the Company implemented a third-party allotment of new shares to SoftBank Corp., LY Corporation, and SVF II Piranha (DE) LLC, and all of the 1st Stock Options issued by the Company and held by SVF II Piranha (DE) LLC were exercised. Additionally, in March 2026, in conjunction with the initial public offering on the Nasdaq Global Select Market, the Company implemented an allotment of new shares, and a portion of the stock options were exercised. Refer to Note 35, Share-based Payments and Note 38, Related Party Transactions for further detail.
(4)
All common shares are fully paid as of March 31 2026, except for 82,000 common shares issued upon the exercise of stock options in March 2026, for which payment had not yet been received.
(5)
Class A preferred shares have no voting rights, and have preference in dividend payments, while both of Class A preferred shares and common shares have the same rights to residual assets of the Group. The holders of Class A preferred shares have right of conversion of one Class A preferred share to one common share on and after April 1, 2022.
(6)
Decrease due to the abolishment of the provision in the articles of incorporation related to Class A preferred shares.
(2)
Share Premium and Retained Earnings
(i)
Share Premium

Legal capital reserve

Under the Companies Act, at least 50% of the proceeds of certain issuances of share capital shall be credited to issued capital. The remaining proceeds shall be credited to share premium. The Companies Act permits, upon approval at the general shareholders’ meeting, the transfer of amounts from share premium to issued capital.

Transaction costs of equity transaction

Transaction costs of an equity transaction are directly deducted from share premium. The amount deducted for the year ended March 31, 2026 was 1,002 million yen.

(ii)
Retained Earnings

Legal earnings reserve

The Companies Act requires that an amount equal to at least 10% of dividends from surplus, as defined under the Companies Act, shall be appropriated as capital reserve (part of share premium), or appropriated for legal earnings reserve (part of retained earnings) until the aggregate amount of capital reserve and legal earnings reserve is equal to 25% of share capital. The legal earnings reserve may be used to eliminate or reduce a deficit or be transferred to other retained earnings upon approval at the general shareholders’ meetings.

(3)
Accumulated other comprehensive income (loss)

Changes in accumulated other comprehensive income (loss) are as follows:

		(In millions of yen)
	Changes in debt instruments measured at FVTOCI	Exchange differences on translation of foreign operations
Balance as of April 1, 2024	(123)	4
Other comprehensive income (loss) (attributable to owners of the parent company)	(250)	(10)
Balance as of March 31, 2025	(373)	(6)
Other comprehensive income (loss) (attributable to owners of the parent company)	(2,634)	(10)
Other	(32)	—
Balance as of March 31, 2026	(3,039)	(16)